Right-of-use assets and Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	$ 30,024	$ 37,164
Additions	31,826	1,903
Depreciation expenses	(8,706)	(8,431)
Other increases / decreases	(536)	(612)
Total changes	22,584	(7,140)
Closing balance	52,608	30,024
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	17,552	0
Depreciation expenses	(199)	0
Other increases / decreases	0	0
Total changes	17,353	0
Closing balance	17,353	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	23,377	25,742
Additions	1,209	1,782
Depreciation expenses	(3,635)	(3,535)
Other increases / decreases	0	(612)
Total changes	(2,426)	(2,365)
Closing balance	20,951	23,377
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Transport equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	2,479	3,356
Additions	862	0
Depreciation expenses	(763)	(877)
Other increases / decreases	0	0
Total changes	99	(877)
Closing balance	2,578	2,479
Supplies and accessories [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Network and communication equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Mining assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Energy generating assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Construction in Progress [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Machinery, plant and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	4,168	8,066
Additions	12,203	121
Depreciation expenses	(4,109)	(4,019)
Other increases / decreases	(536)	0
Total changes	7,558	(3,898)
Closing balance	$ 11,726	$ 4,168